Product Returns Liability - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Product Liability Contingency [Line Items]
Product return reserves for current customers	$ 1.9
Minimum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	3.00%
Maximum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	5.00%